Promissory Note and Warrant (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Principal Payments Due	As of September 30, 2023, scheduled principal payments due under the Second Amended Note are as follows:
Year ending December 31,
2023 (rest of year)	$525,000
2024	3,570,000
Total	$4,095,000

Schedule of Amortization of the Discount

As of December 31, 2022, scheduled principal payments due under the Note and amortization of the discount are as follows:

Year Ending December 31,	Principal Payments	Discount Amortization	Balance, Net of Discount
2023	$962,921	$675,540	$287,381
2024	2,537,079	675,540	1,861,539
	$3,500,000	$1,351,080	$2,148,920